Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALR Technologies Inc.
Entity Central Index Key	0001087022
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Emerging Growth Company	false